Reciprocal Exchanges (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended		9 Months Ended			3 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Sep. 30, 2014 Reciprocal Exchanges	Sep. 15, 2014 Reciprocal Exchanges	Dec. 31, 2013 Reciprocal Exchanges
Variable Interest Entity [Line Items]
Total revenues	$ 497,957	$ 232,983	$ 1,350,036	$ 662,966		$ 6,751
Total expenses	453,771	215,263	1,239,883	615,708		7,496
Net income	32,549	12,753	89,269	34,413		(745)
Assets
Cash and investments							235,684
Accrued investment income	13,788		13,788		9,263	1,975	1,975	0
Premiums receivable	757,377		757,377		449,252	72,263	55,914	0
Reinsurance recoverable on unpaid losses	911,046		911,046		950,828	19,137	18,734	0
Prepaid reinsurance premiums	100,300		100,300		50,878	28,012	27,166	0
Intangible assets, net	243,968		243,968		86,564	13,508	13,901	0
Income taxes receivable	1,030		1,030		0	1,030	819	0
Other assets	2,174,298		2,174,298		1,169,530		1,665
Total assets	4,396,491		4,396,491		2,837,515		355,858
Liabilities:
Unpaid loss and loss adjustment expense reserves	1,514,008		1,514,008		1,259,241	100,282	101,153	0
Unearned premiums	860,988		860,988		476,232	116,145	114,786	0
Reinsurance payable	103,365		103,365		93,534	7,940	5,167	0
Accounts payable and accrued expenses	263,798		263,798		91,143	19,822	9,853	0
Deferred tax liability	72,737		72,737		24,476	24,046	24,046	0
Notes payable	300,222		300,222		81,142	44,600	44,600	0
Due to affiliate	17,808		17,808		0	17,808	17,808	0
Other liabilities	51,742		51,742		49,945	4,506	1,077	0
Total liabilities	3,308,583		3,308,583		2,194,648		318,490
Non-controlling interest	36,652		36,652		87	36,583	37,368	0
Total liabilities and stockholders' equity	$ 4,396,491		$ 4,396,491		$ 2,837,515		$ 355,858